Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1)(2) (b)	Compensation Actually Paid to PEO (3) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3) (e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4) (f)	Net Loss (in Thousands) (5) (g)
2024	$1,100,565	$886,242	$872,957	$814,635	$(72)	$(25,915)
2023	$1,716,461	$937,450	$1,469,494	$1,017,054	$(55)	$(36,666)

Named Executive Officers, Footnote	Compensation for our PEO, Orlando Zayas, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs for all of the respective years above: Nancy Walsh and Derek Medlin. As discussed under “Summary Compensation Table” above, the amounts reported in the “Summary Compensation Table” for 2024 do not include any amounts our PEO and other NEOs may earn under our 2024 STIP as such payout has not been determined as of the date of this proxy statement.(2)
PEO Total Compensation Amount	$ 1,100,565	$ 1,716,461
PEO Actually Paid Compensation Amount	$ 886,242	937,450
Adjustment To PEO Compensation, Footnote	As discussed under “Recovery of Erroneously Awarded Compensation” below, amounts reported in the “Non-Equity Incentive Plan Compensation” column of the Summary Compensation Table for 2023 were adjusted to exclude the following erroneously awarded 2023 STIP amounts that the Company recovered from our PEO and non-PEO NEOs in 2024 pursuant to the Clawback Policy: Mr. Zayas: $68,758, Ms. Walsh, $42,018, and Mr. Medlin, $34,379.Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in the respective years reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	PEO 2024	PEO 2023	Non-PEOs 2024	Non-PEOs 2023
Summary Compensation Table Total	$1,100,565	$1,716,461	$872,957	$1,469,494
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(410,220)	$(463,644)	$(332,820)	$(610,817)
Plus Fair Value for Unvested Awards Granted in the Covered Year	$179,273	$230,868	$234,135	$295,244
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(97,457)	$(346,885)	$(67,417)	$(86,917)
Plus Fair Value for Vested Awards Granted in the Covered Year	$—	$—	$—	$—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$114,081	$(199,350)	$107,780	$(49,950)
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—	$—
Compensation Actually Paid	$886,242	$937,450	$814,635	$1,017,054

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

As discussed under the “Outstanding Equity Awards at Fiscal Year-End” above, Ms. Walsh was granted PSU awards that on June 16, 2023, of which one-third vested on March 15, 2024 with the remaining two-thirds vesting in eight quarterly installments in February, May, August and November of each of the following two years, subject to the individual’s continued employment with us on each applicable vesting date. Following the end of the 2023 performance period, Ms. Walsh’s PSUs were originally determined to vest at 100%, or 20,455 PSUs, based on the Company’s achievement of 2023 Adjusted EBITDA. However, as discussed under “Executive Compensation - Recovery of Erroneously Awarded Compensation” in our proxy statement filed with the SEC on April 26, 2024 for the fiscal year that ended December 31, 2023, based on the Company’s restated financial statements, these PSUs were determined to vest at 97.2%, or 19,882 PSUs, based on the achievement of 97.2% of the 2023 Adjusted EBITDA target. As a result, the Company recovered 573 PSUs that were erroneously awarded to Ms. Walsh pursuant to the Clawback Policy. The amounts reported in the columns above do not include such erroneously awarded PSUs.

Non-PEO NEO Average Total Compensation Amount	$ 872,957	1,469,494
Non-PEO NEO Average Compensation Actually Paid Amount	$ 814,635	1,017,054
Adjustment to Non-PEO NEO Compensation Footnote	As discussed under “Recovery of Erroneously Awarded Compensation” below, amounts reported in the “Non-Equity Incentive Plan Compensation” column of the Summary Compensation Table for 2023 were adjusted to exclude the following erroneously awarded 2023 STIP amounts that the Company recovered from our PEO and non-PEO NEOs in 2024 pursuant to the Clawback Policy: Mr. Zayas: $68,758, Ms. Walsh, $42,018, and Mr. Medlin, $34,379.Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in the respective years reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	PEO 2024	PEO 2023	Non-PEOs 2024	Non-PEOs 2023
Summary Compensation Table Total	$1,100,565	$1,716,461	$872,957	$1,469,494
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(410,220)	$(463,644)	$(332,820)	$(610,817)
Plus Fair Value for Unvested Awards Granted in the Covered Year	$179,273	$230,868	$234,135	$295,244
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(97,457)	$(346,885)	$(67,417)	$(86,917)
Plus Fair Value for Vested Awards Granted in the Covered Year	$—	$—	$—	$—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$114,081	$(199,350)	$107,780	$(49,950)
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—	$—
Compensation Actually Paid	$886,242	$937,450	$814,635	$1,017,054

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

As discussed under the “Outstanding Equity Awards at Fiscal Year-End” above, Ms. Walsh was granted PSU awards that on June 16, 2023, of which one-third vested on March 15, 2024 with the remaining two-thirds vesting in eight quarterly installments in February, May, August and November of each of the following two years, subject to the individual’s continued employment with us on each applicable vesting date. Following the end of the 2023 performance period, Ms. Walsh’s PSUs were originally determined to vest at 100%, or 20,455 PSUs, based on the Company’s achievement of 2023 Adjusted EBITDA. However, as discussed under “Executive Compensation - Recovery of Erroneously Awarded Compensation” in our proxy statement filed with the SEC on April 26, 2024 for the fiscal year that ended December 31, 2023, based on the Company’s restated financial statements, these PSUs were determined to vest at 97.2%, or 19,882 PSUs, based on the achievement of 97.2% of the 2023 Adjusted EBITDA target. As a result, the Company recovered 573 PSUs that were erroneously awarded to Ms. Walsh pursuant to the Clawback Policy. The amounts reported in the columns above do not include such erroneously awarded PSUs.

Compensation Actually Paid vs. Total Shareholder Return	TSR is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our cumulative TSR:

Compensation Actually Paid vs. Net Income	The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs against our net loss:
Total Shareholder Return Amount	$ (72)	(55)
Net Income (Loss)	$ (25,915,000)	(36,666,000)
PEO Name	Orlando Zayas
Additional 402(v) Disclosure	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024 and December 31, 2023.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (410,220)	(463,644)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,273	230,868
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,457)	(346,885)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,081	(199,350)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Zayas [Member]
Pay vs Performance Disclosure
Non-Equity Incentive Plan Compensation, Adjustment For Previously Awarded And Recovered STIP Amount	68,758
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(332,820)	(610,817)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,135	295,244
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,417)	(86,917)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,780	(49,950)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0
Non-PEO NEO | Ms. Walsh [Member]
Pay vs Performance Disclosure
Non-Equity Incentive Plan Compensation, Adjustment For Previously Awarded And Recovered STIP Amount	$ 42,018
Performance Stock Units, Vesting Percentage, Previously Determined		100.00%
Performance Stock Units, Shares Vested, Previously Determined		20,455
Performance Stock Units, Vesting Percentage, Revised	97.20%
Performance Stock Units, Shares Vested, Revised	19,882
Performance Stock Units, Previously Awarded, Cancelled Or Recovered, Shares	573
Non-PEO NEO | Mr. Medlin [Member]
Pay vs Performance Disclosure
Non-Equity Incentive Plan Compensation, Adjustment For Previously Awarded And Recovered STIP Amount	$ 34,379